Condensed Financial Information (Parent Company) (Loans to Subsidiaries - Narrative) (Details) (Parent Company [Member], USD $) In Millions, unless otherwise specified	12 Months Ended			6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates	$ 1,709	$ 2,333
Senior notes	15,317	15,938
Loans to Subsidiaries, Repayment Amount	832	645	175
Interest Income [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to Subsidiaries, Interest Income	155	103	1
American Life Loan One [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates	100
Advances To Affiliate Instrument Interest Rate Effective Percentage	3.17%
Loans to subsidiaries, maturity date	Jun. 30, 2020
American Life Loan Two [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates	120
Debt Instrument, Interest Rate Terms	six-month LIBOR plus 0.875%
Advances To Affiliate Repayment	120
American Life Loan Three [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates	150
Debt Instrument, Interest Rate Terms	six-month LIBOR plus 0.875%
Advances To Affiliate Repayment	150
MetLife Reinsurance Company of Delaware Surplus Note [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates		350	750
Advances To Affiliate Instrument Interest Rate Effective Percentage		6.00%	5.13%
Loans to subsidiaries, maturity date		Dec. 01, 2033	Sep. 30, 2032
MetLife Ireland Treasury Limited loan from MetLife, Inc.
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Loans to subsidiaries and affiliates		1,500
Advances To Affiliate Instrument Interest Rate Effective Percentage		8.50%
Loans to subsidiaries, maturity date		Jul. 01, 2023
Loans to Subsidiaries, Repayment Amount	493	245		69
Loans and Leases Receivable, Related Parties	509
Senior Notes Affiliated [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Senior notes	500
Senior Note Issued To Metlife Reinsurance Company Of Delaware [Member] | Senior Notes Affiliated [Member]
Notes to Condensed Financial Information of Parent Company (Textuals) [Abstract]
Senior notes		$ 350	$ 750